Loss per share (Tables)	9 Months Ended
Sep. 30, 2025
Loss per share [Abstract]
Loss Per Share

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Loss attributable to shareholders (in $’000)	(14,020)	(12,114)	(34,121)	(30,159)
Weighted average number of shares in issue	62,029,395	52,028,145	60,710,082	52,028,145
Basic and diluted loss per share (in USD)	(0.23)	(0.23)	(0.56)	(0.58)